Item 1. Schedule of Investments:
--------------------------------
Putnam Capital Appreciation Fund

QUARTERLY PORTFOLIO HOLDINGS

2-28-05


Putnam Capital Appreciation Fund (RunID: 1781  Sort: Industry)
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
February 28, 2005 (Unaudited)

Common stocks (99.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Aerospace and Defense (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         92,700  Boeing Co. (The)                                                                                     $5,095,719
         35,898  United Defense Industries, Inc.                                                                       1,964,339
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,060,058

Airlines (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         66,425  ExpressJet Holdings, Inc. (NON) (S)                                                                     743,960

Automotive (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         56,194  American Axle & Manufacturing Holdings, Inc. (S)                                                      1,484,645
        118,779  Autoliv, Inc.                                                                                         5,931,823
         72,600  Monaco Coach Corp. (S)                                                                                1,300,266
        119,200  Tenneco Automotive, Inc. (NON)                                                                        1,810,648
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,527,382

Banking (5.4%)
--------------------------------------------------------------------------------------------------------------------------------
        508,000  Commerce Bancorp, Inc. (S)                                                                           31,130,240
         63,527  Compass Bancshares, Inc.                                                                              2,884,761
         44,384  Doral Financial Corp. (S)                                                                             1,760,269
         39,613  FirstFed Financial Corp. (NON)                                                                        2,024,224
         51,498  Flagstar Bancorp, Inc. (S)                                                                            1,058,284
         59,838  R&G Financial Corp. Class B                                                                           2,173,316
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      41,031,094

Biotechnology (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         79,300  Amgen, Inc. (NON) (S)                                                                                 4,885,673
         13,300  Connetics Corp. (NON) (S)                                                                               329,175
         22,100  Telik, Inc. (NON) (S)                                                                                   417,248
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,632,096

Chemicals (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        121,846  Georgia Gulf Corp.                                                                                    6,434,687

Commercial and Consumer Services (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
        135,900  Administaff, Inc. (S)                                                                                 1,821,060
        128,570  Brink's Co. (The)                                                                                     4,456,236
        169,600  eBay, Inc. (NON)                                                                                      7,245,312
        182,800  Sabre Holdings Corp.                                                                                  3,853,424
         55,165  West Corp. (NON) (S)                                                                                  1,859,612
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,235,644

Communications Equipment (3.7%)
--------------------------------------------------------------------------------------------------------------------------------
        261,838  Aspect Communications Corp. (NON)                                                                     2,854,034
      1,301,600  Cisco Systems, Inc. (NON)                                                                            22,673,872
         79,526  Inter-Tel, Inc. (S)                                                                                   2,186,170
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      27,714,076

Computers (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
        114,000  Checkpoint Systems, Inc. (NON)                                                                        1,902,660
        185,700  IBM Corp.                                                                                            17,192,106
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,094,766

Conglomerates (3.4%)
--------------------------------------------------------------------------------------------------------------------------------
        757,100  Tyco International, Ltd. (Bermuda) (S)                                                               25,347,708

Consumer Finance (7.2%)
--------------------------------------------------------------------------------------------------------------------------------
         40,300  Accredited Home Lenders Holding Co. (NON)                                                             1,612,806
        278,033  Capital One Financial Corp. (S)                                                                      21,319,570
         50,400  CompuCredit Corp. (NON)                                                                               1,507,968
        656,300  Countrywide Financial Corp. (S)                                                                      22,806,425
        411,854  Providian Financial Corp. (NON)                                                                       7,063,296
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      54,310,065

Consumer Goods (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        137,375  Yankee Candle Co., Inc. (The)                                                                         4,253,130

Electric Utilities (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         78,700  Alliant Energy Corp.                                                                                  2,105,225
        143,912  Puget Energy, Inc. (S)                                                                                3,298,463
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,403,688

Electronics (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
        736,600  Freescale Semiconductor, Inc. Class A (NON) (S)                                                      13,921,740
        175,000  Integrated Device Technology, Inc. (NON)                                                              2,189,250
             47  SanDisk Corp. (NON)                                                                                       1,263
        139,099  Storage Technology Corp. (NON)                                                                        4,423,348
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      20,535,601

Engineering & Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         42,600  Eagle Materials, Inc. (S)                                                                             3,558,378

Entertainment (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        152,800  Royal Caribbean Cruises, Ltd. (Liberia)                                                               7,219,800

Financial (4.1%)
--------------------------------------------------------------------------------------------------------------------------------
        429,600  Fannie Mae                                                                                           25,114,416
         23,600  New Century Financial Corp. (R)                                                                       1,196,992
         77,711  PMI Group, Inc. (The) (S)                                                                             3,127,868
          6,544  Student Loan Corp. (S)                                                                                1,291,131
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      30,730,407

Forest Products and Packaging (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         52,552  Albany International Corp.                                                                            1,694,802
         57,013  Louisiana-Pacific Corp.                                                                               1,497,732
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,192,534

Health Care Services (8.3%)
--------------------------------------------------------------------------------------------------------------------------------
        346,200  Cardinal Health, Inc.                                                                                20,270,010
         54,300  Cerner Corp. (NON) (S)                                                                                2,829,030
        165,200  Express Scripts, Inc. (NON)                                                                          12,437,908
        343,800  HCA, Inc. (S)                                                                                        16,230,798
        144,987  Health Net, Inc. (NON)                                                                                4,335,111
         42,500  Lincare Holdings, Inc. (NON)                                                                          1,724,650
        152,224  Manor Care, Inc. (S)                                                                                  5,186,272
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                                                                                                                      63,013,779

Homebuilding (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         11,030  NVR, Inc. (NON)                                                                                       8,738,518

Household Furniture and Appliances (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         47,279  Whirlpool Corp. (S)                                                                                   3,014,036

Insurance (6.9%)
--------------------------------------------------------------------------------------------------------------------------------
        310,900  American International Group, Inc.                                                                   20,768,120
         18,024  Delphi Financial Group Class A                                                                          803,510
        243,700  Everest Re Group, Ltd. (Bermuda) (S)                                                                 21,170,219
         50,387  IPC Holdings, Ltd. (Bermuda)                                                                          2,111,215
         63,162  Radian Group, Inc.                                                                                    3,052,619
         11,570  Stancorp Financial Group                                                                              1,007,631
         62,101  W.R. Berkley Corp.                                                                                    3,189,507
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                                                                                                                      52,102,821

Investment Banking/Brokerage (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         28,511  Affiliated Managers Group (NON) (S)                                                                   1,846,372
         78,700  American Capital Strategies, Ltd. (S)                                                                 2,730,890
         62,122  Eaton Vance Corp. (S)                                                                                 1,674,809
         24,462  IndyMac Bancorp, Inc.                                                                                   880,387
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                                                                                                                       7,132,458

Leisure (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
        285,900  Harley-Davidson, Inc. (S)                                                                            17,691,492
         43,600  Winnebago Industries, Inc.                                                                            1,541,260
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                                                                                                                      19,232,752

Machinery (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
         54,200  Manitowoc Co., Inc. (The)                                                                             2,233,040
        173,695  Terex Corp. (NON)                                                                                     7,851,014
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,084,054

Manufacturing (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        135,806  Flowserve Corp. (NON)                                                                                 3,393,792

Medical Technology (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
         44,700  American Medical Systems Holdings, Inc. (NON) (S)                                                     1,770,120
        128,500  Charles River Laboratories International, Inc. (NON)                                                  5,923,850
         28,478  Epix Pharmaceuticals, Inc. (NON) (S)                                                                    238,361
         10,465  Lumenis, Ltd. (Israel) (NON)                                                                             26,163
         38,351  Respironics, Inc. (NON)                                                                               2,214,770
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                                                                                                                      10,173,264

Metal Fabricators (--%)
--------------------------------------------------------------------------------------------------------------------------------
          6,900  Mueller Industries, Inc. (S)                                                                            217,212

Natural Gas Utilities (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         58,054  Energen Corp. (S)                                                                                     3,744,483
         38,100  WGL Holdings, Inc. (S)                                                                                1,169,670
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                                                                                                                       4,914,153

Oil & Gas (6.7%)
--------------------------------------------------------------------------------------------------------------------------------
        307,800  Amerada Hess Corp.                                                                                   30,903,120
         86,691  Cabot Oil & Gas Corp. Class A                                                                         4,853,829
        192,266  Denbury Resources, Inc. (NON) (S)                                                                     6,531,276
         56,493  Giant Industries, Inc. (NON) (S)                                                                      1,788,568
        215,000  Meridian Resource Corp. (NON)                                                                         1,315,800
         28,974  Noble Energy, Inc. (S)                                                                                1,959,801
        107,300  Vintage Petroleum, Inc.                                                                               3,185,737
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                                                                                                                      50,538,131

Pharmaceuticals (4.6%)
--------------------------------------------------------------------------------------------------------------------------------
        283,712  Johnson & Johnson (S)                                                                                18,611,507
        601,884  Pfizer, Inc. (SEG)                                                                                   15,823,530
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      34,435,037

Real Estate (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
         20,600  CBL & Associates Properties (R) (S)                                                                   1,534,906
         33,266  IMPAC Mortgage Holdings, Inc. (R) (S)                                                                   640,371
         69,442  National Health Investors, Inc. (R)                                                                   1,804,103
         79,700  Novastar Financial, Inc. (R) (S)                                                                      2,836,523
         14,000  RAIT Investment Trust (R)                                                                               375,900
         34,131  Redwood Trust, Inc. (R)                                                                               1,943,419
        119,471  Senior Housing Properties Trust (R) (S)                                                               2,140,920
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                                                                                                                      11,276,142

Restaurants (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
        596,500  McDonald's Corp.                                                                                     19,732,220

Retail (9.6%)
--------------------------------------------------------------------------------------------------------------------------------
         71,800  Abercrombie & Fitch Co. Class A                                                                       3,855,660
         21,200  AutoZone, Inc. (NON)                                                                                  2,054,069
        284,900  Best Buy Co., Inc.                                                                                   15,390,299
        289,800  Lowe's Cos., Inc. (S)                                                                                17,034,445
        169,047  Michaels Stores, Inc.                                                                                 5,390,909
        141,733  Movie Gallery, Inc.                                                                                   3,237,182
        697,100  Office Depot, Inc. (NON)                                                                             13,419,175
        157,052  Rent-A-Center, Inc. (NON) (S)                                                                         4,075,500
         27,100  ShopKo Stores, Inc. (NON)                                                                               474,521
        229,282  Supervalu, Inc. (S)                                                                                   7,284,290
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                                                                                                                      72,216,050

Schools (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
        220,000  Apollo Group, Inc. Class A (NON) (S)                                                                 16,200,800

Software (4.0%)
--------------------------------------------------------------------------------------------------------------------------------
        412,600  BMC Software, Inc. (NON) (S)                                                                          6,168,370
        322,337  Citrix Systems, Inc. (NON)                                                                            7,252,583
         82,000  McAfee, Inc. (NON) (S)                                                                                1,896,660
      1,026,700  Oracle Corp. (NON)                                                                                   13,254,697
         66,500  THQ, Inc. (NON) (S)                                                                                   1,818,110
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                                                                                                                      30,390,420

Technology Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        110,500  Acxiom Corp. (S)                                                                                      2,486,250
         33,148  Transaction Systems Architects, Inc. (NON)                                                              775,000
        324,800  United Online, Inc. (NON)                                                                             3,524,080
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                                                                                                                       6,785,330

Telecommunications (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         11,032  Commonwealth Telephone Enterprises, Inc. (NON) (S)                                                      525,123
        192,702  Earthlink, Inc. (NON)                                                                                 1,682,288
        292,464  Premiere Global Services, Inc. (NON)                                                                  2,977,284
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                                                                                                                       5,184,695

Textiles (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        148,232  Wolverine World Wide, Inc.                                                                            3,298,151

Tire & Rubber (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        219,185  Cooper Tire & Rubber (S)                                                                              4,241,230

Tobacco (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
        234,700  Altria Group, Inc.                                                                                   15,408,055

Toys (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        222,987  Hasbro, Inc.                                                                                          4,709,485
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                 Total Common stocks  (cost $689,062,459)                                                           $748,457,659
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Short-term investments (15.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $110,342,702 Short-term investments held as collateral for loaned securities with yields ranging from 2.46% to 2.78% and due dates ranging from March 1, 2005 to
                 March 29, 2005 (d)                                                                                 $110,266,776
      7,493,146  Putnam Prime Money Market Fund (e)                                                                    7,493,146
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                 Total Short-term investments  (cost $117,759,922)                                                  $117,759,922
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                 Total Investments (cost $806,822,381)(b)                                                           $866,217,581
================================================================================================================================



Putnam Capital Appreciation Fund (RunID: 1781  Sort: Industry)
Futures contracts outstanding at February 28, 2005 (Unaudited)
                                                                                                                      Unrealized
                                                                                  Aggregate    Expiration          appreciation/
Number of contracts                                                   Value      face value          date         (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
 9           S&P 500 Index (Long)                                $2,709,225      $2,711,008       3/17/05               $(1,783)
17           Russell 2000 Index Mini  (Long)                      1,078,990       1,078,254       3/18/05                   736
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $(1,047)
================================================================================================================================



Putnam Capital Appreciation Fund (RunID: 1781  Sort: Industry)
- Fund  433

Total return swap contracts outstanding at February 28, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citigroup Global Markets, Ltd. dated
February 28, 2005 to receive monthly the notional amount
multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                             $2,550,895              3/1/06                   0
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $754,776,323.

(b) The aggregate identified cost on a tax basis is $812,218,289, resulting in gross unrealized appreciation and depreciation of $84,071,748 and $30,072,456, respectively, or net unrealized appreciation of $53,999,292.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at February 28, 2005.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contract at February 28, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At February 28, 2005, the value of securities loaned amounted to $107,360,987. The fund received cash collateral of $110,266,776 which is pooled with collateral of other Putnam funds into 33 issuers of high grade short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment, LLC. ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended February 28, 2005, management fees paid were reduced by $9,010 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $102,708 for the period ended February 28, 2005.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005